Right-of-Use Asset/Lease Liability	12 Months Ended
Jun. 30, 2024
Right-of-Use Asset/Lease Liability [Abstract]
RIGHT-OF-USE ASSET/LEASE LIABILITY

9. RIGHT-OF-USE ASSET/LEASE LIABILITY

Office space

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Right-of-use asset
Cost

As at July 1	503,272	222,984	-
Additions	-	280,288	222,984
As at June 30	503,272	503,272	222,984

Accumulated depreciation

As at July 1	(243,746)	(116,801)	-
Charge for the year	(124,572)	(126,945)	(116,801)
As at June 30	(368,318)	(243,746)	(116,801)

Net carrying amount	134,954	259,526	106,183

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Lease liability

As at July 1	260,592	108,069	-
Additions	-	280,288	222,984
Interest charged	10,307	4,235	6,085
	270,899	392,592	229,069
Payment of:
- principal	(121,693)	(127,765)	(114,915)
- interest	(10,307)	(4,235)	(6,085)
	(132,000)	(132,000)	(121,000)
Net carrying amount	138,899	260,592	108,069

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
At the end of the year

Represented by:
Current liabilities	127,945	121,693	108,069
Non-current liabilities	10,954	138,899	-
	138,899	260,592	108,069

(a)	The Group lease an office space in the location which it operates. The lease of the office space comprised fixed payment over the lease term.

(b)

The right of use asset is initially measured at cost, which comprise the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date of the lease. After initial recognition, right of use asset is stated at cost less accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of the lease liability.

The right of use asset is depreciated on the straight-line basis over the earlier of the estimated useful lives of the right of use asset or the end of the lease term. The lease terms for office space are two (2) years.

(c)	The Group has certain leases of premises and equipment with lease term of twelve (12) months or less, and low value leases of office equipment of RM 20,000 and below. The Group applies the “short-term lease” and “lease of low-value-assets” exemptions for these leases.

(d)	The following are the amounts recognized in profit or loss:

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Administrative expenses:
- depreciation of right of use asset	124,572	126,945	116,801
- expense relating to short-term leases	81,756	96,000	104,774
- expense relating to leases of low-value assets	6,360	6,095	4,770

Finance costs:
- interest expense on lease liability	10,307	4,235	6,085

(e)	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:

	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
June 30, 2024

Lease liability	3.88-5.02	132,000	11,000	143,000

June 30, 2023

Lease liability	3.88-5.02	132,000	143,000	275,000

June 30, 2022

Lease liability	3.88	110,000	-	110,000

(f)

The Group leases several assets that include extension and termination options. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Management determines whether these extension and termination options are reasonably certain to be executed.

As at June 30, 2024, there are no undiscounted potential future rental payments that are not included in the lease term.

(g)	For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cash flows	(132,000)	(132,000)	(121,000)

Non-cash flows
- additions	-	280,288	222,984
- accretion of interest	10,307	4,235	6,085
At the end of the year	(121,693)	152,523	108,069